Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.9%
OGE Energy Corp.	116,222	$3,823,704

Energy Equipment & Services — 8.4%
Baker Hughes Co.	378,751	5,866,853
ChampionX Corp.(a)(b)	111,159	1,057,122
Core Laboratories NV	27,562	587,897
Halliburton Co.	506,344	7,255,909
Helmerich & Payne Inc.	64,113	1,143,135
National Oilwell Varco Inc.	226,682	2,609,110
Patterson-UTI Energy Inc.	118,450	458,994
Schlumberger Ltd.	798,531	14,485,352
TechnipFMC PLC(b)	247,018	1,983,555
Transocean Ltd.(a)(b)	353,482	721,103

		36,169,030

Oil, Gas & Consumable Fuels — 89.7%
Apache Corp.	219,345	3,366,946
Cabot Oil & Gas Corp.	231,176	4,322,991
Cheniere Energy Inc.(a)(b)	132,539	6,558,030
Chevron Corp.	1,071,446	89,937,177
Cimarex Energy Co.	60,394	1,477,237
Concho Resources Inc.	113,721	5,974,901
ConocoPhillips	556,727	20,816,022
Continental Resources Inc./OK	50,853	879,248
CVR Energy Inc.	19,095	366,624
Delek U.S. Holdings Inc.	44,808	783,244
Devon Energy Corp.	223,944	2,349,173
Diamondback Energy Inc.	91,694	3,654,923
EOG Resources Inc.	334,836	15,687,067
EQT Corp.	149,823	2,175,430
Equitrans Midstream Corp.	237,938	2,296,102
Exxon Mobil Corp.	2,426,425	102,103,964
Hess Corp.	150,720	7,416,931
HollyFrontier Corp.	87,144	2,396,460
Kinder Morgan Inc./DE	1,118,823	15,775,404
Marathon Oil Corp.	461,630	2,534,349
Marathon Petroleum Corp.	374,187	14,293,943
Matador Resources Co.(a)(b)	67,990	590,153
Murphy Oil Corp.	87,194	1,151,833
Noble Energy Inc.	279,610	2,793,304
Occidental Petroleum Corp.(b)	519,163	8,171,626
ONEOK Inc.	253,951	7,087,772
Ovintiv Inc.	153,719	1,489,537
Parsley Energy Inc., Class A	181,797	1,996,131

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy Inc., Class A	63,944	$555,034
Phillips 66	251,192	15,578,928
Pioneer Natural Resources Co.	95,044	9,211,664
Targa Resources Corp.	136,163	2,489,060
Valero Energy Corp.	234,664	13,195,157
Williams Companies Inc. (The)	698,260	13,357,714
World Fuel Services Corp.	38,346	902,281
WPX Energy Inc.(a)(b)	241,898	1,444,131

		385,180,491

Semiconductors & Semiconductor Equipment — 0.6%
First Solar Inc.(a)(b)	44,512	2,650,690

Total Common Stocks — 99.6% (Cost: $821,562,239)		427,823,915

Warrants

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., (Expires 08/03/27)(a)	69,975	391,859

Total Warrants — 0.1% (Cost: $0)		391,859

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	6,354,020	6,361,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	520,000	520,000

		6,881,010

Total Short-Term Investments — 1.6% (Cost: $6,877,076)		6,881,010

Total Investments in Securities — 101.3% (Cost: $828,439,315)		435,096,784

Other Assets, Less Liabilities — (1.3)%		(5,651,032)

Net Assets — 100.0%		$429,445,752

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Energy ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,665,480	$2,697,590	(a)	$—		$(1,725)	$(335)	$6,361,010	6,354,020	$25,116	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,240,000	—		(720,000	)(a)	—	—	520,000	520,000	270		—

						$(1,725)	$(335)	$6,881,010		$25,386		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Energy E-Mini Index	32	09/18/20	$1,191	$(30,406)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$427,823,915	$—	$—	$427,823,915
Warrants	391,859	—	—	391,859
Money Market Funds	6,881,010	—	—	6,881,010

	$435,096,784	$—	$—	$435,096,784

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(30,406)	$—	$—	$(30,406)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

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